Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,288,364	$ 17,050,023
Accumulated depreciation	(5,169,729)	(4,247,091)
Total	11,118,635	12,802,932
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	12,776,709	13,506,334
Machinery and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,982,759	2,964,189
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	251,508	246,595
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	50,294	52,509
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 227,094	$ 280,396